Basis of preparation of the financial statements (Details 1)	12 Months Ended
Dec. 31, 2025
IAS 21 [Member]
IfrsStatementLineItems [Line Items]
Standard	IAS 21
Effective date	Jan. 01, 2025
Description	An entity is affected by the amendments when it has a transaction or operation in a foreign currency that cannot be translated into another currency on the date of the
IFRS 9 / IFRS 7 [Member]
IfrsStatementLineItems [Line Items]
Standard	IFRS 9 / IFRS 7
Effective date	Jan. 01, 2026
Description	The changes bring greater clarity to the application of the SPPI (“solely payments of principal and interest”) criterion to instruments with clauses tied to indicators, such as sustainability (ESG) indicators, by defining when they can be measured at amortized cost or at fair value. They also clarify the accounting treatment for non-recourse loan transactions, and introduce the possibility of derecognizing financial liabilities through electronic settlement, provided that specific requirements are met. The amendments to IFRS 7 strengthen disclosure requirements for instruments with contingent features, such as compensation tied to ESG targets, as well as for investments classified as FVOCI, thereby ensuring greater transparency. The Company already discloses, as indicated in notes 15 and 16, contracts with step-up rate clauses tied to operational performance and ESG indicators in Braskem S.A. and Braskem Idesa, respectively.
IFRS 9 / IFRS 7 One [Member]
IfrsStatementLineItems [Line Items]
Standard	IFRS 9 / IFRS 7
Effective date	Jan. 01, 2026
Description	Nature-dependent electricity contracts: The amendments to the standards clarify that contracts in which the amount of energy depends on natural factors (e.g., sun or wind)—typically PPAs (Power Purchase Agreements)—can still qualify for the 'own use' exception even if surplus energy is sold, provided the entity remains a net buyer in the same market. They also allow for the designation of variable volumes as hedged items, thereby aligning accounting practices with expected energy generation. Furthermore, they require additional disclosures regarding the criteria applied, the use of hedge accounting, and the resulting financial impacts. The Company has PPA contracts for energy dependent on nature, however, despite the source of the energy, the contracts have a fixed delivery forecast, and it is an obligation of the counterparty to deliver, regardless of natural and generation factors, therefore, the Company is not exposed to these factors.
IFRS 19 [Member]
IfrsStatementLineItems [Line Items]
Standard	IFRS 19
Effective date	Jan. 01, 2027
Description	IFRS 19 (“Subsidiaries without Public Accountability – Disclosures”) allows subsidiaries that do not have publicly traded instruments and are controlled by companies applying IFRS adopt reduced disclosure requirements, while still maintaining recognition, measurement, and presentation in accordance with full IFRS standards. The Company's financial statements will not expected to be impacted by the new requirements.
IFRS 18 [Member]
IfrsStatementLineItems [Line Items]
Standard	IFRS 18
Effective date	Jan. 01, 2027
Description	The amendments to IFRS 18 – Presentation and Disclosure in Financial Statements replace IAS 1 and introduce the following main requirements:
IAS 21 One [Member]
IfrsStatementLineItems [Line Items]
Standard	IAS 21
Effective date	Jan. 01, 2027
Description	Translation for a hyperinflationary presentation currency: The amendments to IAS 21 stipulate that, when the presentation currency is that of a hyperinflationary economy, balances should be translated using the closing exchange rate at the reporting date. If the functional currency is also hyperinflationary, comparative figures for foreign operations should be expressed using the general price index. The Company does not have significant operations in economies classified as hyperinflationary.